UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	1/31/26

Item 1. Reports to Stockholders.

(a)

Arrow DWA Tactical: Balanced Fund

Class A Shares (DWAFX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$115	2.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$27,758,182
  Number of Portfolio Holdings131
  Advisory Fee (net of waivers)$121,909
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.6%
Exchange-Traded Funds	61.3%
Money Market Funds	4.5%
Purchased Options	9.7%
Reit	0.9%
Right	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income 25.1%
Equity 22.0%
Equity Option 9.3%
Mixed Allocation 7.8%
Industrials 4.6%
Money Market Funds 4.4%
Commodity 4.1%
Financials 3.7%
Communications 3.0%
Materials 2.8%
Technology 2.6%
Consumer Discretionary 2.4%
Health Care 1.8%
Consumer Staples 0.9%
Real Estate 0.9%
Utilities 0.9%
Other Assets in Excess of Liabilities 3.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.7%
Utilities	0.9%
Real Estate	0.9%
Consumer Staples	0.9%
Health Care	1.8%
Consumer Discretionary	2.4%
Technology	2.6%
Materials	2.8%
Communications	3.0%
Financials	3.7%
Commodity	4.1%
Money Market Funds	4.4%
Industrials	4.6%
Mixed Allocation	7.8%
Equity Option	9.3%
Equity	22.0%
Fixed Income	25.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Arrow Valtoro ETF	6.7%
Galaxy Plus Commodity Call Option	6.3%
iShares TIPS Bond ETF	4.6%
iShares 20+ Year Treasury Bond ETF	4.6%
First American Government Obligations Fund, Class X	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Invesco DB Commodity Index Tracking Fund, N	4.2%
State Street SPDR Bloomberg Convertible Securities ETF	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	3.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow DWA Tactical: Balanced Fund - Class A Shares (DWAFX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-DWAFX

Arrow DWA Tactical: Balanced Fund

Class C Shares (DWATX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$156	2.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$27,758,182
  Number of Portfolio Holdings131
  Advisory Fee (net of waivers)$121,909
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.6%
Exchange-Traded Funds	61.3%
Money Market Funds	4.5%
Purchased Options	9.7%
Reit	0.9%
Right	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.7%
Utilities	0.9%
Real Estate	0.9%
Consumer Staples	0.9%
Health Care	1.8%
Consumer Discretionary	2.4%
Technology	2.6%
Materials	2.8%
Communications	3.0%
Financials	3.7%
Commodity	4.1%
Money Market Funds	4.4%
Industrials	4.6%
Mixed Allocation	7.8%
Equity Option	9.3%
Equity	22.0%
Fixed Income	25.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Arrow Valtoro ETF	6.7%
Galaxy Plus Commodity Call Option	6.3%
iShares TIPS Bond ETF	4.6%
iShares 20+ Year Treasury Bond ETF	4.6%
First American Government Obligations Fund, Class X	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Invesco DB Commodity Index Tracking Fund, N	4.2%
State Street SPDR Bloomberg Convertible Securities ETF	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	3.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow DWA Tactical: Balanced Fund - Class C Shares (DWATX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-DWATX

Arrow DWA Tactical: Balanced Fund

Institutional Class Shares (DWANX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$102	1.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$27,758,182
  Number of Portfolio Holdings131
  Advisory Fee (net of waivers)$121,909
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.6%
Exchange-Traded Funds	61.3%
Money Market Funds	4.5%
Purchased Options	9.7%
Reit	0.9%
Right	-%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.7%
Utilities	0.9%
Real Estate	0.9%
Consumer Staples	0.9%
Health Care	1.8%
Consumer Discretionary	2.4%
Technology	2.6%
Materials	2.8%
Communications	3.0%
Financials	3.7%
Commodity	4.1%
Money Market Funds	4.4%
Industrials	4.6%
Mixed Allocation	7.8%
Equity Option	9.3%
Equity	22.0%
Fixed Income	25.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Arrow Valtoro ETF	6.7%
Galaxy Plus Commodity Call Option	6.3%
iShares TIPS Bond ETF	4.6%
iShares 20+ Year Treasury Bond ETF	4.6%
First American Government Obligations Fund, Class X	4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Invesco DB Commodity Index Tracking Fund, N	4.2%
State Street SPDR Bloomberg Convertible Securities ETF	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	3.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow DWA Tactical: Balanced Fund - Institutional Class Shares (DWANX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-DWANX

Arrow DWA Tactical: Macro Fund

Class A Shares (DWTFX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$106	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$48,142,453
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$195,603
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	80.9%
Money Market Funds	19.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
65.0%
Money Market
15.9%
Mixed Allocation
2.1%
Other Assets in Excess of Liabilities
17.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.0%
Mixed Allocation	2.1%
Money Market	15.9%
Equity	65.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	15.9%
iShares MSCI USA Value Factor ETF	10.0%
iShares MSCI Emerging Markets ETF	9.9%
iShares MSCI Eurozone ETF	9.7%
iShares S&P 500 Growth ETF	9.5%
State Street Industrial Select Sector SPDR Fund	9.5%
iShares Europe ETF	8.5%
iShares MSCI USA Momentum Factor ETF	7.9%
Arrow Valtoro ETF	2.1%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow DWA Tactical: Macro Fund - Class A Shares  (DWTFX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-DWTFX

Arrow DWA Tactical: Macro Fund

Class C Shares (DWTTX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$149	2.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$48,142,453
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$195,603
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	80.9%
Money Market Funds	19.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.0%
Mixed Allocation	2.1%
Money Market	15.9%
Equity	65.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	15.9%
iShares MSCI USA Value Factor ETF	10.0%
iShares MSCI Emerging Markets ETF	9.9%
iShares MSCI Eurozone ETF	9.7%
iShares S&P 500 Growth ETF	9.5%
State Street Industrial Select Sector SPDR Fund	9.5%
iShares Europe ETF	8.5%
iShares MSCI USA Momentum Factor ETF	7.9%
Arrow Valtoro ETF	2.1%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow DWA Tactical: Macro Fund - Class C Shares (DWTTX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-DWTTX

Arrow DWA Tactical: Macro Fund

Institutional Class Shares (DWTNX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$92	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$48,142,453
  Number of Portfolio Holdings9
  Advisory Fee (net of waivers)$195,603
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	80.9%
Money Market Funds	19.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	17.0%
Mixed Allocation	2.1%
Money Market	15.9%
Equity	65.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	15.9%
iShares MSCI USA Value Factor ETF	10.0%
iShares MSCI Emerging Markets ETF	9.9%
iShares MSCI Eurozone ETF	9.7%
iShares S&P 500 Growth ETF	9.5%
State Street Industrial Select Sector SPDR Fund	9.5%
iShares Europe ETF	8.5%
iShares MSCI USA Momentum Factor ETF	7.9%
Arrow Valtoro ETF	2.1%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow DWA Tactical: Macro Fund - Institutional Class Shares (DWTNX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-DWTNX

Arrow Managed Futures Strategy Fund

Class A Shares (MFTFX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$102	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$232,011,926
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$890,627
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	17.4%
Money Market Funds	19.7%
Private Investment Funds	41.4%
Purchased Options	21.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Private Investment Fund
41.6%
Equity Option
21.7%
Money Market Funds
19.8%
Mixed Allocation
17.5%
Liabilities in Excess of Other Assets
-0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Mixed Allocation	17.5%
Money Market Funds	19.8%
Equity Option	21.7%
Private Investment Fund	41.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	41.6%
Galaxy Plus Commodity Call Option	21.7%
First American Government Obligations Fund, Class X	19.8%
Arrow Reserve Capital Management ETF	17.5%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow Managed Futures Strategy Fund - Class A Shares (MFTFX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-MFTFX

Arrow Managed Futures Strategy Fund

Class C Shares (MFTTX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$146	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$232,011,926
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$890,627
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	17.4%
Money Market Funds	19.7%
Private Investment Funds	41.4%
Purchased Options	21.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Mixed Allocation	17.5%
Money Market Funds	19.8%
Equity Option	21.7%
Private Investment Fund	41.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	41.6%
Galaxy Plus Commodity Call Option	21.7%
First American Government Obligations Fund, Class X	19.8%
Arrow Reserve Capital Management ETF	17.5%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow Managed Futures Strategy Fund - Class C Shares (MFTTX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-MFTTX

Arrow Managed Futures Strategy Fund

Institutional Class Shares (MFTNX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=494. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$88	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$232,011,926
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$890,627
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	17.4%
Money Market Funds	19.7%
Private Investment Funds	41.4%
Purchased Options	21.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Mixed Allocation	17.5%
Money Market Funds	19.8%
Equity Option	21.7%
Private Investment Fund	41.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	41.6%
Galaxy Plus Commodity Call Option	21.7%
First American Government Obligations Fund, Class X	19.8%
Arrow Reserve Capital Management ETF	17.5%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Arrow Managed Futures Strategy Fund - Institutional Class Shares (MFTNX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=494), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-MFTNX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow DWA Tactical: Balanced Fund
Arrow DWA Tactical: Macro Fund
Arrow Managed Futures Strategy Fund

Semi-Annual Financial Statements
and Additional Information

January 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 23.6%
	AEROSPACE & DEFENSE - 1.0%
30	Axon Enterprise, Inc.(a)	$14,507
87	Boeing Company (The)(a)	20,334
58	General Dynamics Corporation	20,363
66	General Electric Company	20,248
97	Howmet Aerospace, Inc.	20,184
63	Huntington Ingalls Industries, Inc.	26,493
71	L3Harris Technologies, Inc.	24,342
36	Lockheed Martin Corporation, Class B	22,832
35	Northrop Grumman Corporation	24,229
113	RTX Corporation	22,705
297	Textron, Inc.	26,154
16	TransDigm Group, Inc.	22,841
		265,232
	ASSET MANAGEMENT - 0.4%
403	Charles Schwab Corporation (The)	41,880
266	Raymond James Financial, Inc.	44,119
351	Robinhood Markets, Inc., Class A(a)	34,917
		120,916
	AUTOMOTIVE - 0.9%
6,464	Ford Motor Company	89,720
985	General Motors Company	82,740
197	Tesla, Inc.(a)	84,791
		257,251
	BANKING - 1.9%
578	Bank of America Corporation	30,750
286	Citigroup, Inc.	33,093
826	Citizens Financial Group, Inc.	52,021
683	Fifth Third Bancorp	34,300
2,786	Huntington Bancshares Inc	48,699
99	JPMorgan Chase & Company	30,283
1,615	KeyCorporation	34,755
239	M&T Bank Corporation	52,954
156	PNC Financial Services Group, Inc. (The)	34,835
1,781	Regions Financial Corporation	50,759

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 23.6% (Continued)
	BANKING - 1.9% (Continued)
982	Truist Financial Corporation	$50,494
605	US Bancorp	33,947
346	Wells Fargo & Company	31,310
		518,200
	CHEMICALS - 0.2%
511	Qnity Electronics, Inc.	49,148

	ELECTRIC UTILITIES - 0.9%
8,425	AES Corporation (The)	123,426
748	Vistra Corporation	118,446
		241,872
	ELECTRICAL EQUIPMENT - 0.8%
765	Amphenol Corporation, Class A	110,221
551	TE Connectivity plc	122,752
		232,973
	ENGINEERING & CONSTRUCTION - 0.9%
73	Comfort Systems USA, Inc.	83,373
118	EMCOR Group, Inc.	85,046
189	Quanta Services, Inc.	89,706
		258,125
	ENTERTAINMENT CONTENT - 1.8%
612	Electronic Arts, Inc.	124,799
2,356	Fox Corporation, Class A	171,470
7,339	Paramount Skydance Corporation, Class B	82,270
518	Take-Two Interactive Software, Inc.(a)	114,115
		492,654
	HEALTH CARE FACILITIES & SERVICES - 1.8%
280	Cardinal Health, Inc.	60,166
161	Cencora, Inc.	57,834
257	HCA Healthcare, Inc.	125,485
796	Henry Schein, Inc.(a)	60,082
76	McKesson Corporation	63,172
627	Universal Health Services, Inc., Class B	126,191
		492,930

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 23.6% (Continued)
	HEALTH CARE REIT - 0.9%
1,093	Alexandria Real Estate Equities, Inc.	$59,722
3,760	Healthpeak Properties, Inc.	64,822
837	Ventas, Inc.	65,009
324	Welltower, Inc.	61,029
		250,582
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
48	Goldman Sachs Group, Inc. (The)	44,900
609	Interactive Brokers Group, Inc., Class A	45,602
233	Morgan Stanley	42,592
		133,094
	INTERNET MEDIA & SERVICES - 1.2%
268	Airbnb, Inc., Class A(a)	34,671
370	Alphabet, Inc., Class C	125,256
6	Booking Holdings, Inc.	30,011
107	Expedia Group, Inc.	28,338
1,915	Match Group, Inc.	59,652
93	Meta Platforms, Inc., Class A	66,635
		344,563
	LEISURE FACILITIES & SERVICES - 0.6%
987	Carnival Corporation	29,630
104	Hilton Worldwide Holdings, Inc.	31,045
97	Marriott International Inc, Class A	30,584
1,578	Norwegian Cruise Line Holdings Ltd.(a)	34,653
110	Royal Caribbean Cruises Ltd.	35,711
		161,623
	LEISURE PRODUCTS - 0.9%
2,874	Hasbro, Inc.	256,677

	MACHINERY - 0.2%
104	Caterpillar, Inc.	68,365

	METALS & MINING - 1.7%
4,045	Freeport-McMoRan, Inc.	243,630

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 23.6% (Continued)
	METALS & MINING - 1.7% (Continued)
2,002	Newmont Corporation	$224,925
		468,555
	RENEWABLE ENERGY - 0.1%
72	First Solar, Inc.(a)	16,237

	SEMICONDUCTORS - 1.7%
66	Advanced Micro Devices, Inc.(a)	15,624
64	Analog Devices, Inc.	19,896
153	Applied Materials, Inc.	49,315
45	Broadcom, Inc.	14,909
564	Intel Corporation(a)	26,209
31	KLA Corporation	44,266
213	Lam Research Corporation	49,727
299	Microchip Technology, Inc.	22,700
59	Micron Technology, Inc.	24,478
16	Monolithic Power Systems, Inc.	17,986
120	NVIDIA Corporation	22,936
93	NXP Semiconductors N.V.	21,031
362	ON Semiconductor Corporation(a)	21,680
130	QUALCOMM, Inc.	19,707
293	Skyworks Solutions, Inc.	16,338
213	Teradyne, Inc.	51,343
110	Texas Instruments, Inc.	23,711
		461,856
	SPECIALTY FINANCE - 0.9%
226	American Express Company	79,590
390	Capital One Financial Corporation	85,384
1,161	Synchrony Financial	84,323
		249,297
	STEEL - 0.9%
732	Nucor Corporation	130,091
724	Steel Dynamics, Inc.	130,009
		260,100

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 23.6% (Continued)
	TECHNOLOGY HARDWARE - 0.9%
1,159	Corning, Inc.	$119,667
547	Jabil, Inc.	129,743
		249,410
	TOBACCO & CANNABIS - 0.9%
1,999	Altria Group, Inc.	123,918
711	Philip Morris International, Inc.	127,582
		251,500
	TRANSPORTATION & LOGISTICS - 0.9%
1,235	Delta Air Lines, Inc.	81,374
1,965	Southwest Airlines Company	93,377
776	United Airlines Holdings, Inc.(a)	79,400
		254,151
	TRANSPORTATION EQUIPMENT - 0.7%
119	Cummins, Inc.	68,880
548	PACCAR, Inc.	67,355
302	Westinghouse Air Brake Technologies Corporation	69,502
		205,737

	TOTAL COMMON STOCKS (Cost $5,529,784)	6,561,048

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.0%
	COMMODITY - 4.1%
47,087	Invesco DB Commodity Index Tracking Fund, N	1,150,335

	EQUITY - 22.0%
14,009	Global X MSCI Colombia ETF	587,818
5,940	Global X MSCI Greece ETF	438,075
4,317	iShares MSCI Israel ETF	513,680
7,373	iShares MSCI Italy ETF	412,003
5,598	iShares MSCI Peru and Global Exposure ETF	484,787
11,882	iShares MSCI Poland ETF	446,644
14,684	iShares MSCI Singapore ETF	414,236
6,159	iShares MSCI South Africa ETF	450,839

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.0% (Continued)
	EQUITY - 22.0% (Continued)
3,848	iShares MSCI South Korea ETF	$471,034
7,805	iShares MSCI Spain ETF	439,343
1,555	Vanguard Growth ETF	748,810
2,257	Vanguard Small-Cap Growth ETF	706,080
		6,113,349
	FIXED INCOME - 25.1%
14,474	iShares 20+ Year Treasury Bond ETF	1,261,120
13,130	iShares iBoxx $ High Yield Corporate Bond ETF	1,065,106
10,860	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,200,790
10,302	iShares J.P. Morgan USD Emerging Markets Bond ETF	994,967
11,631	iShares TIPS Bond ETF	1,284,993
12,123	SPDR Bloomberg Convertible Securities ETF	1,132,288
		6,939,264
	MIXED ALLOCATION - 7.8%
3,126	Arrow Reserve Capital Management ETF(i)(j)	313,178
100,000	Arrow Valtoro ETF(a)(j)	1,860,210
		2,173,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,095,621)	16,376,336

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b)
25,422	Sycamore Partners, LLC (Cost $0)	8/28/2029	$3	—

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
1,208,256	First American Government Obligations Fund, Class X, 3.61%(c) (Cost $1,208,256)			1,208,256

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 9.3%
	CALL OPTIONS PURCHASED - 9.3%
1,160	Galaxy Plus Financial Call Option(h)	Nomura	12/20/2026	$0.0001	$1,174,500	$849,944
840	Galaxy Plus Commodity Call Option(f)(g)	Nomura	12/20/2026	0.0001	850,500	1,738,926
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					2,588,870

	TOTAL INVESTMENTS - 96.3% (Cost $23,858,661)					$26,734,510
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%					1,023,672
	NET ASSETS - 100.0%					$27,758,182

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
5	COMEX Gold 100 Troy Ounces Future(f)	06/29/2026	$2,390,350	$306,560
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(f)	All or a portion of this investment is a holding of the ADWAB Fund.

(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.

(h)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Financial Call option are shown on the subsequent pages.

(i)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(j)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Additional Information — Galaxy Plus Commodity Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of January 31, 2026.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
46	CMX Gold	Feb-26	$21,496,957	10.59%	$166,568
248	LME Aluminum US	Mar-26	19,391,078	9.55%	38,466
157	CME Live Cattle	Apr-26	14,803,150	7.29%	4,461
1,087	SGX Iron Ore 62%	Mar-26	11,502,291	5.67%	(6,508)
(458)	CBT Corn	Mar-26	9,928,498	4.89%	14,187
67	CMX Copper	Mar-26	9,885,503	4.87%	18,603
(376)	CBT Wheat	Mar-26	9,777,440	4.82%	(24,225)
105	LME Zinc US	Mar-26	8,428,307	4.15%	28,848
16	CMX Silver	Mar-26	7,043,040	3.47%	66,476
6,288,132	U.S. Treasury Bill	Apr-26	6,233,889	3.07%	584
47	NYM Platinum	Apr-26	5,671,175	2.79%	11,338
51	CME Live Cattle	Feb-26	4,801,075	2.37%	2,451
(140)	ICE US Cotton	Mar-26	4,509,940	2.22%	793
(269)	CSC Sugar	Mar-26	4,463,762	2.20%	7,307
(170)	TTF Natural Gas	Feb-26	4,092,564	2.02%	(65,685)
(154)	CBT Red Wheat	Mar-26	4,065,026	2.00%	(8,170)
(55)	ICE US Cocoa	Mar-26	2,842,912	1.40%	32,057
(79)	NYM Natural Gas	Apr-26	2,518,752	1.24%	(39,819)
2,399,813	U.S. Treasury Bill	Mar-26	2,384,976	1.18%	221
2,197,027	U.S. Treasury Bill	Apr-26	2,179,848	1.07%	218
1,946,839	U.S. Treasury Bill	Apr-26	1,930,943	0.95%	211
48	CME Lean Hogs	Apr-26	1,809,655	0.89%	2,818
(31)	CME Crude Oil	Feb-26	1,796,235	0.88%	(5,560)
1,763,329	U.S. Treasury Bill	Mar-26	1,754,131	0.86%	157
1,553,782	U.S. Treasury Bill	Feb-26	1,550,362	0.76%	143
(86)	CSC Sugar	May-26	1,372,962	0.68%	4,782
3	CMX Gold	Apr-26	1,353,005	0.67%	(43,785)
(15)	IPE Brent Crude Oil	Apr-26	1,319,141	0.65%	(3,944)
(36)	ICE US Cotton	May-26	1,197,231	0.59%	874
1,128,034	U.S. Treasury Note	Oct-26	1,128,774	0.56%	(225)
1,029,086	U.S. Treasury Bill	Feb-26	1,025,936	0.51%	98
11	NYM RBOB Gas	Apr-26	960,269	0.47%	3,330
847,651	U.S. Treasury Note	Mar-26	849,041	0.42%	(28)
847,651	U.S. Treasury Note	Apr-26	847,752	0.42%	3
(26)	CBT Bean Oil	Mar-26	828,471	0.41%	(4,370)
818,106	U.S. Treasury Bill	Feb-26	817,016	0.40%	75
6	ICE US Coffee	Mar-26	795,476	0.39%	721
10	ICE LS GasOil	Feb-26	641,105	0.32%	2,516
630,554	U.S. Treasury Bill	May-26	623,293	0.31%	95
611,402	Duke Energy Corp	Sep-26	606,693	0.30%	(44)
593,356	U.S. Treasury Note	May-26	593,372	0.29%	(10)
593,356	U.S. Treasury Note	May-26	589,430	0.29%	499
530,630	WEC Energy Group Inc.	Sep-26	535,474	0.26%	(6)
513,677	Entergy Corp.	Sep-26	510,379	0.25%	39
505,788	Goldman Sachs Group Inc.	Jan-27	505,463	0.25%	19
502,657	Fedex Corp.	Apr-26	501,755	0.25%	19
5	Heating Oil	Feb-26	493,895	0.24%	3,524
493,333	Textron Inc.	Mar-27	490,766	0.24%	1
(7)	Crude Oil	Apr-26	483,966	0.24%	(1,366)
486,552	Citigroup Inc.	Oct-26	483,877	0.24%	20
14,863,248	Other Underlying Index Components		18,559,160	9.15%	1,073
					$209,850

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Additional Information — Galaxy Plus Financial Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the financial feeder option as of January 31, 2026.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
511	3-Month Sonia	Dec-26	$166,972,150	29.06%	$(9,513)
(723)	SFE 3-Year Australian Bond	Mar-26	51,478,872	8.96%	4,274
(239)	Eurex E-Schatz	Mar-26	29,910,929	5.21%	(1,077)
(35)	OSE 10 Year Japan Government Bond	Mar-26	29,213,336	5.08%	6,329
201	CBT 5-Year T-Note	Mar-26	21,907,758	3.81%	(4,504)
227	CME British Pound	Mar-26	19,145,604	3.33%	12,701
129	IMM Euro Fx	Mar-26	18,900,276	3.29%	912
271	CME Australian Dollar	Mar-26	18,294,837	3.18%	28,959
78	CBT 2 Year T-Note	Mar-26	16,803,318	2.92%	(2,140)
592	IMM Mexican Peso	Mar-26	16,648,220	2.90%	19,527
135	CBT 10 Year T-Note	Mar-26	15,132,751	2.63%	(3,701)
86	CME Swiss Franc	Mar-26	13,685,681	2.38%	4,704
103	LIF Long Gilt	Mar-26	12,788,813	2.23%	(3,680)
87	Eurex Euro-BTP	Mar-26	12,305,952	2.14%	2,881
(159)	SFE 10-Year T-Bond	Mar-26	11,842,479	2.06%	1,516
39	S&P Canadian 60	Mar-26	10,907,807	1.90%	(2,725)
(41)	3-Month SOFR Futures	Mar-26	9,925,692	1.73%	846
38	OSE Topix	Mar-26	8,546,115	1.49%	10,971
58	New FTSE 100	Mar-26	7,937,400	1.38%	7,088
(49)	Eurex Euro-Bund	Mar-26	7,290,578	1.27%	(1,830)
(81)	CME Japanese Yen	Mar-26	6,514,118	1.13%	(3,702)
74	Eurex E-STXX 50	Mar-26	5,140,576	0.89%	5,082
7	Eurex Dax IDX	Mar-26	4,941,983	0.86%	(2,618)
38	CBT 30-Year T-Bonds	Mar-26	4,436,450	0.77%	(759)
13	OSE Nikkei SA	Mar-26	4,427,710	0.77%	7,481
30	Eurex Oat	Mar-26	4,254,955	0.74%	1,416
12	E-Mini S&P 500	Mar-26	4,104,099	0.71%	270
17	CBT Mini DOW 5	Mar-26	4,098,567	0.71%	1,154
42	Canadian Government Bond	Mar-26	3,719,948	0.65%	380
11	Lif 3-Month Euribor	Dec-26	3,183,138	0.55%	86
5	IMM E-Mini Nasdaq	Mar-26	2,795,047	0.49%	526
14	SFE SPI 200	Mar-26	2,111,281	0.37%	892
(1)	3-Month SOFR Futures	Dec-26	2,021,240	0.35%	(233)
1,408,123	U.S. Treasury Bill	Mar-26	1,400,909	0.24%	131
14	Mon CAC40 Index	Feb-26	1,366,850	0.24%	2,605
(4)	ICE Sonia SO3	Mar-26	1,359,710	0.24%	(37)
1,094,930	U.S. Treasury Bill	Feb-26	1,093,029	0.19%	110
972,708	U.S. Treasury Bill	Mar-26	966,767	0.17%	89
(12)	IMM Canadian Dollar	Mar-26	891,463	0.16%	(864)
5	Hang Seng IDX Future	Feb-26	886,586	0.15%	940
880,458	U.S. Treasury Bill	Apr-26	872,944	0.15%	85
7	Mon CAC40 Incex	Feb-26	673,039	0.12%	(1,675)
646,614	U.S. Treasury Bill	Apr-26	641,597	0.11%	65
513,581	U.S. Treasury Bill	Apr-26	509,383	0.09%	55
502,838	U.S. Treasury Note	Oct-26	503,164	0.09%	(98)
505,144	U.S. Treasury Bill	May-26	499,587	0.09%	70
2	Hang Seng IDX Future	Feb-26	336,814	0.06%	2,060
1	Eurex BOBL	Mar-26	327,150	0.06%	83
310,997	U.S. Treasury Note	Apr-26	311,034	0.05%	1
310,436	U.S. Treasury Bill	Feb-26	309,274	0.05%	31
9,982,749	Other Underlying Index Components		10,221,658	1.80%	527
					$85,691

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.1%
	EQUITY - 65.0%
56,935	iShares Europe ETF	$4,083,948
81,061	iShares MSCI Emerging Markets ETF	4,790,705
69,978	iShares MSCI Eurozone ETF	4,664,733
14,781	iShares MSCI USA Momentum Factor ETF	3,782,310
32,649	iShares MSCI USA Value Factor ETF	4,805,279
37,055	iShares S&P 500 Growth ETF	4,590,744
27,581	State Street Industrial Select Sector SPDR Fund	4,563,001
		31,280,720
	MIXED ALLOCATION - 2.1%
55,000	Arrow Valtoro ETF(a)(g)	1,023,116

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,898,295)	32,303,836

	SHORT-TERM INVESTMENT — 15.9%
	MONEY MARKET FUND - 15.9%
7,635,481	First American Government Obligations Fund, Class X, 3.61%(c)(f) (Cost $7,635,481)	7,635,481

	TOTAL INVESTMENTS - 83.0% (Cost $34,533,776)	$39,939,317
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.0%	8,203,136
	NET ASSETS - 100.0%	$48,142,453

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
18	COMEX Gold 100 Troy Ounces Future(d)	06/29/2026	$8,605,260	$1,096,990
21	COMEX Silver Future(d)	03/30/2026	8,245,755	2,852,030
	TOTAL FUTURES CONTRACTS			$3,949,020

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(f)	All or a portion of this investment is a holding of the ADWAT Fund.

(g)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUND — 17.5%
	MIXED ALLOCATION - 17.5%
405,877	Arrow Reserve Capital Management ETF(c)(d)(Cost $40,605,368)					$40,662,787

	PRIVATE INVESTMENT FUND — 41.6%
	FINANCIAL POOL - 41.6%
N/A	Galaxy Plus Fund LLC– Dunn Financials Feeder Fund(a)(g) (Cost $103,583,498)					96,474,164

	SHORT-TERM INVESTMENT — 19.8%
	MONEY MARKET FUND - 19.8%
46,018,575	First American Government Obligations Fund, Class X, 3.61%(b)(e) (Cost $46,018,575)					46,018,575

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 21.7%
	CALL OPTIONS PURCHASED - 21.7%
21,472	Galaxy Plus Commodity Call Option(e)(f)	Nomura	12/20/2026	$0.0001	$21,926,223	$50,184,775
	TOTAL CALL OPTIONS PURCHASED (Cost - $21,926,223)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $21,926,223)					50,184,775

	TOTAL INVESTMENTS - 100.6% (Cost $212,133,664)					$233,340,301
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%					(1,328,375)
	NET ASSETS - 100.0%					$232,011,926

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.

(c)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(d)	Affiliated Exchange-Traded Fund.

(e)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.

(g)	Galaxy Plus Fund LLC – Dunn Financials Feeder Fund (589) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Dunn Financials Master Fund (589) LLC (the “Onshore Master Fund”). The strategy’s objective is to generate absolute returns through long or short positions in accordance with estimated strength or weakness of a particular market’s trending. Arrow Managed Futures Strategy Fund invests into the Feeder and the Feeder invests in the Master.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Additional Information — Galaxy Plus Commodity Call Option

The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of January 31, 2026.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
1,606	CMX Gold	Feb-26	$744,623,547	10.59%	$5,612,763
8,512	LME Aluminum US	Mar-26	665,688,317	9.55%	1,312,403
5,253	CME Live Cattle	Apr-26	496,741,981	7.29%	143,763
37,467	SGX Iron Ore 62%	Mar-26	396,685,647	5.67%	(225,876)
(15,769)	CBT Corn	Mar-26	341,914,726	4.89%	516,943
2,315	CMX Copper	Mar-26	340,912,442	4.87%	620,684
(12,781)	CBT Wheat	Mar-26	332,387,216	4.82%	(776,967)
3,586	LME Zinc US	Mar-26	289,013,016	4.15%	938,846
550	CMX Silver	Mar-26	241,970,998	3.47%	2,363,253
218,073,246	U.S. Treasury Bill	Apr-26	216,186,631	3.07%	20,144
1,604	NYM Platinum	Apr-26	194,139,273	2.79%	454,857
1,802	CME Live Cattle	Feb-26	169,144,832	2.37%	81,656
(4,877)	ICE US Cotton	Mar-26	156,829,871	2.22%	20,081
(9,267)	CSC Sugar	Mar-26	153,521,596	2.20%	243,048
(6,014)	TTF Natural Gas	Feb-26	144,628,564	2.02%	(2,303,593)
(5,305)	CBT Red Wheat	Mar-26	139,969,638	2.00%	(269,081)
(1,897)	ICE US Cocoa	Mar-26	98,867,990	1.40%	1,114,909
(2,673)	NYM Natural Gas	Apr-26	85,076,794	1.24%	(1,309,877)
83,982,896	U.S. Treasury Bill	Mar-26	83,461,877	1.18%	7,704
75,463,960	U.S. Treasury Bill	Apr-26	74,871,950	1.07%	7,426
65,365,491	U.S. Treasury Bill	Apr-26	64,830,467	0.95%	7,045
(1,097)	CME Crude Oil	Feb-26	63,938,702	0.89%	(198,203)
1,647	CME Lean Hogs	Apr-26	61,770,384	0.88%	101,388
61,119,253	U.S. Treasury Bill	Mar-26	60,798,799	0.86%	5,412
55,330,088	U.S. Treasury Bill	Feb-26	55,208,357	0.76%	5,100
(549)	IPE Brent Crude Oil	Apr-26	46,298,740	0.68%	(146,251)
(2,845)	CSC Sugar	May-26	45,652,936	0.67%	154,240
83	CMX Gold	Apr-26	43,536,179	0.65%	(1,408,875)
(1,237)	ICE US Cotton	May-26	40,693,392	0.59%	28,025
38,450,419	U.S. Treasury Note	Oct-26	38,475,379	0.56%	(7,587)
36,481,503	U.S. Treasury Bill	Feb-26	36,369,684	0.51%	3,473
366	NYM RBOB Gas	Apr-26	32,130,806	0.47%	108,595
29,151,186	U.S. Treasury Note	Mar-26	29,199,287	0.42%	(961)
29,151,186	U.S. Treasury Note	Apr-26	29,154,607	0.42%	119
29,119,773	U.S. Treasury Bill	Feb-26	29,081,022	0.41%	2,672
(924)	CBT Bean Oil	Mar-26	29,073,601	0.40%	(150,844)
208	ICE US Coffee	Mar-26	27,950,952	0.39%	27,196
346	ICE LS GasOil	Feb-26	22,205,390	0.32%	84,406
20,895,760	Duke Energy Corp.	Sep-26	20,734,560	0.31%	(1,581)
20,405,830	U.S. Treasury Note	May-26	20,406,528	0.30%	(354)
20,405,830	U.S. Treasury Note	May-26	20,269,922	0.29%	16,098
20,289,581	U.S. Treasury Bill	May-26	20,055,936	0.29%	3,065
18,248,643	WEC Energy Group Inc.	Sep-26	18,415,353	0.26%	(204)
17,665,619	Entergy Corp.	Sep-26	17,551,902	0.25%	1,370
17,385,518	Goldman Sachs Group Inc.	Jan-27	17,374,178	0.25%	621
187	Heating Oil	Feb-26	17,272,121	0.25%	119,615
17,286,654	Fedex Corp.	Apr-26	17,255,339	0.24%	683
16,965,990	Textron Inc.	Mar-27	16,877,721	0.24%	53
(254)	Crude Oil	Apr-26	16,766,620	0.24%	(48,472)
16,732,781	Citigroup Inc.	Oct-26	16,640,424	0.24%	649
509,503,117	Other Underlying Index Components		637,635,743	9.15%	32,777
					$7,312,356

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2026

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$21,550,116	$33,494,022	$171,528,296
Affiliated companies, At cost	2,308,545	1,039,754	40,605,368
Investments, At cost	$23,858,661	$34,533,776	$212,133,664
Unaffiliated companies, At value	$24,561,122	$38,916,201	$192,677,514
Affiliated companies, At value	2,173,388	1,023,116	40,662,787
Investments, At value	$26,734,510	$39,939,317	$233,340,301
Cash	148	—	—
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	514,253	4,175,569	—
Options - Goldman Sachs & Co. LLC	170,474	92,362	—
Unrealized appreciation on futures contracts	306,560	3,949,020	—
Receivable for securities sold	681,729	—	—
Receivable for Fund shares sold	824	74,808	275,319
Dividends and interest receivable	10,114	23,288	207,234
Prepaid expenses and other assets	31,936	45,337	62,107
TOTAL ASSETS	28,450,548	48,299,701	233,884,961

LIABILITIES
Payable for investments purchased	620,709	—	—
Investment advisory fees payable	18,914	34,159	169,458
Payable for fund shares repurchased	456	61,471	1,378,655
Payable to related parties	22,155	28,227	119,676
Distribution (12b-1) fees payable	—	3,813	6,183
Accrued expenses and other liabilities	30,132	29,578	199,063
TOTAL LIABILITIES	692,366	157,248	1,873,035
NET ASSETS	$27,758,182	$48,142,453	$232,011,926

Net Assets Consist Of:

Paid in capital	$23,880,285	$34,026,433	$203,583,004
Accumulated earnings	3,877,897	14,116,020	28,428,922
NET ASSETS	$27,758,182	$48,142,453	$232,011,926

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2026

	Arrow DWA		Arrow DWA	Arrow Managed
	Tactical:		Tactical:	Futures Strategy
	Balanced Fund		Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$22,355,441		$27,072,872	$20,755,012
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,809,752		2,337,237	3,161,984
Net asset value
(Net assets ÷ Shares outstanding), and redemption price per share (a)	$12.35		$11.58	$6.56
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$13.10		$12.29	$6.96

Class C Shares:
Net Assets	$1,308,977		$1,483,935	$1,145,661
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	120,593		147,132	196,388
Net asset value
(Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.85	(c)	$10.09	$5.83

Institutional Class Shares:
Net Assets	$4,093,764		$19,585,646	$210,111,253
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	322,584		1,666,417	31,251,101
Net asset value
(Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.69		$11.75	$6.72

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

(c)	The NAV shown above differs from the traded NAV on January 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2026

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$297,231	$173,819	$—
Dividends from affiliated companies	5,960	149,369	773,845
Interest	62,668	237,138	825,241
Less: Withholding tax	(2,607)	(7,670)	—
TOTAL INVESTMENT INCOME	363,252	552,656	1,599,086

EXPENSES
Investment advisory fees	123,381	196,908	902,675
Distribution (12b-1) fees, Class A	27,502	32,078	24,865
Distribution (12b-1) fees, Class C	7,333	7,802	5,638
Administrative services fees	26,864	36,248	137,816
Registration fees	25,194	28,584	75,093
Professional fees	24,468	27,424	144,919
Transfer agent fees	21,046	26,624	98,808
Third party administrative servicing fees	10,527	9,644	96,408
Accounting services fees	7,100	7,100	68,080
Printing and postage expenses	5,000	5,000	28,152
Custodian fees	4,900	3,618	5,160
Trustees’ fees and expenses	4,232	4,232	4,232
Insurance expense	1,400	6,870	31,000
Compliance officer fees	1,236	1,500	10,488
Other expenses	1,288	1,288	1,840
TOTAL EXPENSES	291,471	394,920	1,635,174
Less: Fees waived	(1,472)	(1,305)	(12,048)
NET EXPENSES	289,999	393,615	1,623,126

NET INVESTMENT INCOME (LOSS)	73,253	159,041	(24,040)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Securities, unaffiliated companies	929,207	1,710,860	8,950,112
Securities, affiliated companies	—	57,050	—
Distributions of capital gains from affiliated companies	8	—	974
Futures contracts	431,101	3,535,894	—
	1,360,316	5,303,804	8,951,086
Net change in unrealized appreciation/ (depreciation) of:
Securities, unaffiliated companies	2,627,757	1,005,995	50,542,631
Securities, affiliated companies	(134,556)	(147,205)	30,440
Futures contracts	282,903	3,573,085	—
	2,776,104	4,431,875	50,573,071

NET REALIZED AND UNREALIZED GAIN	4,136,420	9,735,679	59,524,157

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,209,673	$9,894,720	$59,500,117

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2026	Year Ended
	(Unaudited)	July 31, 2025
FROM OPERATIONS
Net investment income	$73,253	$132,394
Net realized gain from securities, futures contracts, written options and swap contracts	1,360,308	3,068,280
Distributions of capital gains from affiliated companies	8	—
Net change in unrealized appreciation (depreciation) of securities, futures contracts, written options and swap contracts	2,776,104	(2,599,119)
Net increase in net assets resulting from operations	4,209,673	601,555

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,423,440)	(29,429)
Class C	(160,819)	—
Institutional Class	(444,826)	(16,021)
Net decrease in net assets from distributions to shareholders	(3,029,085)	(45,450)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	264,923	292,511
Class C	690	60,934
Institutional Class	412,104	826,070
Net asset value of shares issued in reinvestment of distributions:
Class A	2,271,083	27,578
Class C	158,365	—
Institutional Class	410,627	14,336
Payments for shares redeemed:
Class A	(2,448,498)	(4,269,441)
Class C	(337,742)	(1,360,980)
Institutional Class	(577,870)	(1,518,836)
Net increase (decrease) in net assets from shares of beneficial interest	153,682	(5,927,828)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,334,270	(5,371,723)

NET ASSETS
Beginning of Period	26,423,912	31,795,635
End of Period	$27,758,182	$26,423,912

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2026	Year Ended
	(Unaudited)	July 31, 2025
SHARE ACTIVITY - Class A
Shares Sold	21,518	25,357
Shares Reinvested	189,415	2,377
Shares Redeemed	(194,392)	(367,807)
Net increase (decrease) in shares of beneficial interest outstanding	16,541	(340,073)

SHARE ACTIVITY - Class C
Shares Sold	63	5,826
Shares Reinvested	15,025	—
Shares Redeemed	(30,468)	(131,812)
Net decrease in shares of beneficial interest outstanding	(15,380)	(125,986)

SHARE ACTIVITY - Institutional Class
Shares Sold	31,740	68,921
Shares Reinvested	33,357	1,207
Shares Redeemed	(44,868)	(127,382)
Net increase (decrease) in shares of beneficial interest outstanding	20,229	(57,254)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2026	Year Ended
	(Unaudited)	July 31, 2025
FROM OPERATIONS
Net investment income	$159,041	$180,749
Net realized gain from securities, futures contracts and written options	5,303,804	5,850,986
Net change in unrealized appreciation (depreciation) of securities, futures contracts and written options	4,431,875	(1,719,082)
Net increase in net assets resulting from operations	9,894,720	4,312,653

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,566,661)	—
Class C	(159,169)	—
Institutional Class	(1,680,014)	—
Net decrease in net assets from distributions to shareholders	(4,405,844)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	598,491	889,620
Class C	11,500	23,243
Institutional Class	3,091,133	1,553,738
Net asset value of shares issued in reinvestment of distributions:
Class A	2,360,754	—
Class C	155,971	—
Institutional Class	1,483,611	—
Redemption fee proceeds:
Class A	2	28
Institutional Class	920	6
Payments for shares redeemed:
Class A	(2,765,567)	(4,578,184)
Class C	(440,416)	(894,971)
Institutional Class	(1,791,519)	(2,540,566)
Net increase (decrease) in net assets from shares of beneficial interest	2,704,880	(5,547,086)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,193,756	(1,234,433)

NET ASSETS
Beginning of Period	39,948,697	41,183,130
End of Period	$48,142,453	$39,948,697

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2026	Year Ended
	(Unaudited)	July 31, 2025
SHARE ACTIVITY - Class A
Shares Sold	52,270	93,021
Shares Reinvested	208,732	—
Shares Redeemed	(244,178)	(477,369)
Net increase (decrease) in shares of beneficial interest outstanding	16,824	(384,348)

SHARE ACTIVITY - Class C
Shares Sold	1,139	2,753
Shares Reinvested	15,835	—
Shares Redeemed	(45,646)	(105,175)
Net decrease in shares of beneficial interest outstanding	(28,672)	(102,422)

SHARE ACTIVITY - Institutional Class
Shares Sold	266,879	159,487
Shares Reinvested	129,347	—
Shares Redeemed	(158,458)	(264,909)
Net increase (decrease) in shares of beneficial interest outstanding	237,768	(105,422)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2026	Year Ended
	(Unaudited)	July 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(24,040)	$4,431,006
Net realized gain (loss) from securities and swap contracts	8,950,112	(7,315,019)
Distributions of capital gains from affiliated companies	974	—
Net change in unrealized appreciation (depreciation) of securities and swap contracts	50,573,071	(29,679,833)
Net increase (decrease) in net assets resulting from operations	59,500,117	(32,563,846)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,749,714	7,318,789
Class C	137,908	292,390
Institutional Class	19,786,271	61,335,095
Redemption fee proceeds:
Class A	63	1,900
Class C	—	48
Institutional Class	1,113	2,633
Payments for shares redeemed:
Class A	(6,462,174)	(11,729,880)
Class C	(446,498)	(1,307,322)
Institutional Class	(44,787,881)	(30,343,629)
Net increase (decrease) in net assets from shares of beneficial interest	(30,021,484)	25,570,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,478,633	(6,993,822)

NET ASSETS
Beginning of Period	202,533,293	209,527,115
End of Period	$232,011,926	$202,533,293

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2026	Year Ended
	(Unaudited)	July 31, 2025
SHARE ACTIVITY - Class A
Shares Sold	307,759	1,359,765
Shares Redeemed	(1,157,489)	(2,194,219)
Net decrease in shares of beneficial interest outstanding	(849,730)	(834,454)

SHARE ACTIVITY - Class C
Shares Sold	25,486	58,778
Shares Redeemed	(86,230)	(275,121)
Net decrease in shares of beneficial interest outstanding	(60,744)	(216,343)

SHARE ACTIVITY - Institutional Class
Shares Sold	3,347,486	11,150,994
Shares Redeemed	(7,763,679)	(5,418,246)
Net increase (decrease) in shares of beneficial interest outstanding	(4,416,193)	5,732,748

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year		Year
	January 31,		Ended	Ended	Ended	Ended		Ended
	2026		July 31,	July 31,	July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2025	2024	2023	2022		2021
Net asset value, beginning of period	$11.88		$11.62	$11.38	$11.90	$13.25		$12.92

Activity from investment operations:
Net investment income (loss) (1)	0.03		0.06	0.14	0.09	(0.00	) (7)	(0.10)
Net realized and unrealized gain (loss) on investments	1.92		0.22	0.58	0.07	(0.73)		1.92
Total from investment operations	1.95		0.28	0.72	0.16	(0.73)		1.82

Paid-in-capital from redemption fees	—		—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)

Less distributions from:
Net investment income	(0.23)		(0.02)	(0.48)	(0.31)	—		(0.03)
Net realized gains	(1.25)		—	—	(0.37)	(0.62)		(1.46)
Total distributions	(1.48)		(0.02)	(0.48)	(0.68)	(0.62)		(1.49)

Net asset value, end of period	$12.35		$11.88	$11.62	$11.38	$11.90		$13.25
Total return (2)	16.79	% (9)	2.37%	6.64%	1.37%	(5.76)%		14.81%
Net assets, end of period (000s)	$22,355		$21,305	$24,790	$26,386	$28,725		$33,420

Ratio of gross expenses to average net assets (4)(6)	2.12	% (8)	1.99%	1.93%	1.85%	1.85%		1.86%
Ratio of net expenses to average net assets (4)	2.11	% (8)	1.98%	1.92%	1.84%	1.84%		1.85%
Ratio of net investment income (loss) to average net assets (4)(5)	0.55	% (8)	0.48%	1.25%	0.89%	(0.03)%		(0.76)%
Portfolio Turnover Rate	55	% (9)	106%	135%	149%	122%		112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Amount represents greater than $(0.01) per share.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year		Year		Year
	January 31,		Ended		Ended	Ended		Ended		Ended
	2026		July 31,		July 31,	July 31,		July 31,		July 31,
Class C Shares	(Unaudited)		2025		2024	2023		2022		2021
Net asset value, beginning of period	$10.55		$10.38		$10.15	$10.64		$12.01		$11.89

Activity from investment operations:
Net investment income (loss) (1)	(0.01	) (8)	(0.02	) (8)	0.05	0.01		(0.09)		(0.17)
Net realized and unrealized gain (loss) on investments	1.69		0.19		0.52	0.07		(0.66)		1.75
Total from investment operations	1.68		0.17		0.57	0.08		(0.75)		1.58

Paid-in-capital from redemption fees	—		—		—	—		0.00	(3)	0.00 (3)

Less distributions from:
Net investment income	(0.13)		—		(0.34)	(0.20)		—		—
Net realized gains	(1.25)		—		—	(0.37)		(0.62)		(1.46)
Total distributions	(1.38)		—		(0.34)	(0.57)		(0.62)		(1.46)

Net asset value, end of period	$10.85		$10.55		$10.38	$10.15		$10.64		$12.01
Total return (2)	16.30	% (7)(10)	1.64%		5.81%	0.69	% (7)	(6.55	)% (7)	14.04%
Net assets, end of period (000s)	$1,309		$1,434		$2,719	$4,354		$5,650		$8,150

Ratio of gross expenses to average net assets (4)(6)	2.87	% (9)	2.74%		2.68%	2.60%		2.60%		2.61%
Ratio of net expenses to average net assets (4)	2.86	% (9)	2.73%		2.67%	2.59%		2.59%		2.60%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.20	)% (9)	(0.26)%		0.50%	0.14%		(0.80)%		(1.51)%
Portfolio Turnover Rate	55	% (10)	106%		135%	149%		122%		112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net investment income (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the year.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Year		Year
	January 31,		Ended		Ended		Ended		Ended		Ended
	2026		July 31,		July 31,		July 31,		July 31,		July 31,
Institutional Class Shares	(Unaudited)		2025		2024		2023		2022		2021
Net asset value, beginning of period	$12.19		$11.92		$11.66		$12.18		$13.52		$13.15

Activity from investment operations:
Net investment income (loss) (1)	0.05		0.09		0.17		0.13		0.03		(0.07)
Net realized and unrealized gain (loss) on investments	1.96		0.23		0.60		0.07		(0.75)		1.96
Total from investment operations	2.01		0.32		0.77		0.20		(0.72)		1.89

Paid-in-capital from redemption fees	—		—		—		0.00	(3)	—		0.00 (3)

Less distributions from:
Net investment income	(0.26)		(0.05)		(0.51)		(0.35)		—		(0.06)
Net realized gains	(1.25)		—		—		(0.37)		(0.62)		(1.46)
Total distributions	(1.51)		(0.05)		(0.51)		(0.72)		(0.62)		(1.52)

Net asset value, end of period	$12.69		$12.19		$11.92		$11.66		$12.18		$13.52
Total return (2)	16.90	% (7)(9)	2.67	% (7)	6.94	% (7)	1.63	% (7)	(5.57	)% (7)	15.14%
Net assets, end of period (000s)	$4,094		$3,684		$4,286		$7,565		$8,932		$13,973

Ratio of gross expenses to average net assets (4)(6)	1.87	% (8)	1.74%		1.68%		1.60%		1.61%		1.61%
Ratio of net expenses to average net assets (4)	1.86	% (8)	1.73%		1.67%		1.59%		1.59%		1.59%
Ratio of net investment income (loss) to average net assets (4)(5)	0.80	% (8)	0.74%		1.50%		1.15%		0.20%		(0.51)%
Portfolio Turnover Rate	55	% (9)	106%		135%		149%		122%		112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2026		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.18		$9.15	$8.78	$9.55	$10.59	$9.50

Activity from investment operations:
Net investment income (loss) (1)	0.04		0.04	(0.03)	0.13	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	2.52		0.99	0.51	(0.28)	1.05	1.89
Total from investment operations	2.56		1.03	0.48	(0.15)	1.02	1.79

Paid-in-capital from redemption fees	0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)

Less distributions from:
Net investment income	(0.58)		—	(0.11)	(0.53)	—	(0.49)
Net realized gains	(0.58)		—	—	(0.09)	(2.06)	(0.21)
Total distributions	(1.16)		—	(0.11)	(0.62)	(2.06)	(0.70)

Net asset value, end of period	$11.58		$10.18	$9.15	$8.78	$9.55	$10.59
Total return (2)	25.46	% (8)	11.26%	5.61%	(1.39)%	10.87%	19.46%
Net assets, end of period (000s)	$27,073		$23,624	$24,736	$29,536	$31,558	$27,287

Ratio of gross expenses to average net assets (4)(6)	1.87	% (7)	1.79%	1.84%	1.65%	1.69%	1.83%
Ratio of net expenses to average net assets (4)	1.87	% (7)	1.79%	1.84%	1.65%	1.69%	1.83%
Ratio of net investment income (loss) to average net assets (4)(5)	0.65	% (7)	0.39%	(0.30)%	1.46%	(0.25)%	(0.98)%
Portfolio Turnover Rate	47	% (8)	58%	76%	159%	150%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	January 31,		Ended		Ended	Ended	Ended	Ended
	2026		July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$8.95		$8.10		$7.75	$8.49	$9.70	$8.75

Activity from investment operations:
Net investment income (loss) (1)	0.00	(3)	(0.04	) (7)	(0.08)	0.05	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	2.22		0.89		0.44	(0.24)	0.95	1.72
Total from investment operations	2.22		0.85		0.36	(0.19)	0.85	1.57

Paid-in-capital from redemption fees	—		—		—	—	0.00 (3)	0.00 (3)

Less distributions from:
Net investment income	(0.50)		—		(0.01)	(0.46)	—	(0.41)
Net realized gains	(0.58)		—		—	(0.09)	(2.06)	(0.21)
Total distributions	(1.08)		—		(0.01)	(0.55)	(2.06)	(0.62)

Net asset value, end of period	$10.09		$8.95		$8.10	$7.75	$8.49	$9.70
Total return (2)	25.10	% (9)	10.49%		4.70%	(2.13)%	10.00%	18.51%
Net assets, end of period (000s)	$1,484		$1,574		$2,254	$4,121	$6,676	$9,047

Ratio of gross expenses to average net assets (4)(6)	2.62	% (8)	2.54%		2.59%	2.40%	2.44%	2.58%
Ratio of net expenses to average net assets (4)	2.62	% (8)	2.54%		2.59%	2.40%	2.43%	2.58%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.10	)% (8)	(0.36)%		(1.05)%	0.71%	(1.06)%	(1.62)%
Portfolio Turnover Rate	47	% (9)	58%		76%	159%	150%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	The amount of net investment income (loss) on investments per share does not accord with the amounts in the Consolidated Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2026		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.33		$9.25	$8.88	$9.66	$10.66	$9.56

Activity from investment operations:
Net investment income (loss) (1)	0.05		0.07	(0.01)	0.15	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	2.56		1.01	0.52	(0.28)	1.05	1.89
Total from investment operations	2.61		1.08	0.51	(0.13)	1.06	1.82

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.61)		—	(0.14)	(0.56)	—	(0.51)
Net realized gains	(0.58)		—	—	(0.09)	(2.06)	(0.21)
Total distributions	(1.19)		—	(0.14)	(0.65)	(2.06)	(0.72)

Net asset value, end of period	$11.75		$10.33	$9.25	$8.88	$9.66	$10.66
Total return (2)	25.56	% (8)	11.68%	5.84%	(1.24)%	11.20%	19.73%
Net assets, end of period (000s)	$19,586		$14,751	$14,193	$28,224	$43,333	$17,919

Ratio of gross expenses to average net assets (4)(6)	1.62	% (7)	1.54%	1.59%	1.40%	1.44%	1.58%
Ratio of net expenses to average net assets (4)	1.62	% (7)	1.54%	1.59%	1.40%	1.44%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	0.90	% (7)	0.64%	(0.05)%	1.71%	0.09%	(0.65)%
Portfolio Turnover Rate	47	% (8)	58%	76%	159%	150%	152%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year		Year
	January 31,		Ended	Ended	Ended		Ended		Ended
	2026		July 31,	July 31,	July 31,		July 31,		July 31,
Class A Shares	(Unaudited)		2025	2024	2023		2022		2021
Net asset value, beginning of period	$4.97		$5.85	$6.99	$8.17		$6.33		$5.94

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.11	0.24	0.16		(0.09)		(0.09)
Net realized and unrealized gain (loss) on investments	1.60		(0.99)	(0.76)	1.41		2.07		0.48
Total from investment operations	1.59		(0.88)	(0.52)	1.57		1.98		0.39

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00		0.00

Less distributions from:
Net investment income	—		—	(0.62)	(2.75)		(0.14)		—
Total distributions	—		—	(0.62)	(2.75)		(0.14)		—

Net asset value, end of period	$6.56		$4.97	$5.85	$6.99		$8.17		$6.33
Total return (2)	31.99	% (9)	(15.04)%	(7.56)%	21.57	% (7)	31.98	% (7)	6.57%
Net assets, end of period (000s)	$20,755		$19,946	$28,341	$36,498		$20,271		$6,502

Ratio of gross expenses to average net assets (4)(6)	1.76	% (8)	1.53%	1.49%	1.46%		1.55%		1.61%
Ratio of net expenses to average net assets (4)	1.75	% (8)	1.52%	1.47%	1.45%		1.54%		1.59%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.24	)% (8)	1.92%	3.77%	2.24%		(1.18)%		(1.51)%
Portfolio Turnover Rate	0	% (9)	0%	12%	0%		0%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year		Year
	January 31,		Ended	Ended	Ended		Ended		Ended
	2026		July 31,	July 31,	July 31,		July 31,		July 31,
Class C Shares	(Unaudited)		2025	2024	2023		2022		2021
Net asset value, beginning of period	$4.44		$5.26	$6.37	$7.66		$5.93		$5.61

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.06	0.17	0.09		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	1.41		(0.88)	(0.69)	1.30		1.96		0.45
Total from investment operations	1.39		(0.82)	(0.52)	1.39		1.82		0.32

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00		0.00

Less distributions from:
Net investment income	—		—	(0.59)	(2.68)		(0.09)		—
Total distributions	—		—	(0.59)	(2.68)		(0.09)		—

Net asset value, end of period	$5.83		$4.44	$5.26	$6.37		$7.66		$5.93
Total return (2)	31.31	% (9)	(15.59)%	(8.26)%	20.31	% (7)	31.09	% (7)	5.70%
Net assets, end of period (000s)	$1,146		$1,141	$2,491	$3,646		$3,231		$1,799

Ratio of gross expenses to average net assets (4)(6)	2.51	% (8)	2.28%	2.24%	2.21%		2.29%		2.36%
Ratio of net expenses to average net assets (4)	2.50	% (8)	2.27%	2.22%	2.20%		2.28%		2.34%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.99	)% (8)	1.17%	3.02%	1.49%		(1.95)%		(2.26)%
Portfolio Turnover Rate	0	% (9)	0%	12%	0%		0%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year		Year
	January 31,		Ended	Ended	Ended		Ended		Ended
	2026		July 31,	July 31,	July 31,		July 31,		July 31,
Institutional Class Shares	(Unaudited)		2025	2024	2023		2022		2021
Net asset value, beginning of period	$5.09		$5.97	$7.12	$8.29		$6.42		$6.01

Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (3)	0.12	0.25	0.18		(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	1.63		(1.00)	(0.78)	1.41		2.09		0.49
Total from investment operations	1.63		(0.88)	(0.53)	1.59		2.02		0.41

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00		0.00		0.00

Less distributions from:
Net investment income	—		—	(0.62)	(2.76)		(0.15)		—
Total distributions	—		—	(0.62)	(2.76)		(0.15)		—

Net asset value, end of period	$6.72		$5.09	$5.97	$7.12		$8.29		$6.42
Total return (2)	32.02	% (9)	(14.74)%	(7.44)%	21.64	% (7)	32.34	% (7)	6.82%
Net assets, end of period (000s)	$210,111		$181,446	$178,695	$149,738		$108,933		$84,202

Ratio of gross expenses to average net assets (4)(6)	1.51	% (8)	1.28%	1.24%	1.21%		1.29%		1.36%
Ratio of net expenses to average net assets (4)	1.50	% (8)	1.27%	1.22%	1.20%		1.27%		1.34%
Ratio of net investment income (loss) to average net assets (4)(5)	0.01	% (8)	2.17%	4.02%	2.49%		(1.01)%		(1.26)%
Portfolio Turnover Rate	0	% (9)	0%	12%	0%		0%		11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2026

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns. ADTMF is a “fund of funds”, in that it will generally invest in other investment companies. ADTBF commenced operations on August 8, 2006. ADTMF commenced operations on May 30, 2008. AMFSF commenced operations on April 30, 2010.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund’s

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January 31, 2026

operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

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Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Board-designated Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,561,048	$—	$—	$6,561,048
Exchange-Traded Funds	16,376,336	—	—	16,376,336
Short Term Investment	1,208,256	—	—	1,208,256
Call Options Purchased	—	2,588,870	—	2,588,870
Open Long Futures Contracts *	306,560	—	—	306,560
Total	$24,452,200	$2,588,870	$—	$27,041,070

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,303,836	$—	$—	$32,303,836
Short Term Investment	7,635,481	—	—	7,635,481
Open Long Futures Contracts *	3,949,020	—	—	3,949,020
Total	$43,888,337	$—	$—	$43,888,337

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,662,787	$—	$—	$40,662,787
Private Investments **	—	—	—	96,474,164
Short Term Investment	46,018,575	—	—	46,018,575
Call Options Purchased	—	50,184,775	—	50,184,775
Total	$86,681,362	$50,184,775	$—	$233,340,301

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts open as of January 31, 2026.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

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January 31, 2026

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT -CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of

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securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk - The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

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Swap Counterparty Credit Risk - Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk - By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk - Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2026	January 31, 2026
ADB-CFC	12/5/2012	$2,576,835	9.28%
ADT-CFC	12/12/2011	8,208,234	17.05%
AMFS-CFC	7/23/2010	50,206,082	21.64%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually.

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AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2023 – July 31, 2025, or expected to be taken in the Funds’ July 31, 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Consolidated Statements of Operations. For the year ended July 31, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net

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realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the six months ended January 31, 2026, for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a

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put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

ADTBF and AMFSF hold fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity and financial pools engaged in the trading of futures and options on futures. According to the terms of the options, the Advisor may increase or decrease this exposure on a daily basis. ADTBF and AMFSF pay an upfront premium of 1.25% per annum, which is charged based on the contract year. The option contracts were initially entered into as of December 20, 2024, and have a two year valuation period, which may be extended or reduced to zero at any time.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

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Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of January 31, 2026:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$1,738,926	Investment Securities: Unaffiliated companies at value	$—
Call Options Purchased: Financial Risk	Investment Securities: Unaffiliated companies at value	849,944	Investment Securities: Unaffiliated companies at value	—
Futures: Commodity Risk	Unrealized appreciation on futures contracts	306,560	Unrealized depreciation on futures contracts	—
		$2,895,430		$—

Fair Values of Derivative Instruments in ADTMF as of January 31, 2026:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$3,949,020		$—
		$3,949,020		$—

Fair Values of Derivative Instruments in AMFSF as of January 31, 2026:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Call Options Purchased: Commodity Risk	Investment Securities: Unaffiliated companies at value	$50,184,775	Investment Securities: Unaffiliated companies at value	$—
		$50,184,775		$—

The average notional value of the derivative instruments for the six months ended January 31, 2026 is disclosed below:

	Average Notional Value
	Long	Short	Purchased Call
	Futures	Futures	Options
ADTBF	$2,394,125	$597,780	$2,025,000
ADTMF	14,791,558	—	—
AMFSF	—	—	27,823,545

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The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2026:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Total
Net realized gain (loss) from:
Futures contracts	$431,101	$—	$—	$431,101
Securities, unaffiliated companies	—	—	(8,063)	(8,063)
Total net realized gain (loss)	$431,101	$—	$(8,063)	$423,038
Net change in unrealized appreciation (depreciation) of:
Futures contracts	$282,903	$—	$—	$282,903
Securities, unaffiliated companies	56,036	(582,865)	1,617,528	1,090,699
Total net change in unrealized appreciation	$338,939	$(582,865)	$1,617,528	$1,373,602

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Total
Net realized gain (loss) from:
Futures contracts	$3,535,894	$—	$—	$3,535,894
Total net realized gain (loss)	$3,535,894	$—	$—	$3,535,894
Net change in unrealized appreciation (depreciation) of:
Futures contracts	$3,573,085	$—	$—	$3,573,085
Total net change in unrealized appreciation	$3,573,085	$—	$—	$3,573,085

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Total
Net realized gain (loss) from:
Securities, unaffiliated companies	$—	$8,950,112	$—	$8,950,112
Total net realized gain (loss)	$—	$8,950,112	$—	$8,950,112
Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$27,854,887	$22,687,744	$—	$50,542,631
Total net change in unrealized appreciation (depreciation)	$27,854,887	$22,687,744	$—	$50,542,631

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2026, each Fund was subject to a master netting arrangement for the futures and options. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2026.

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount

ADTBF
Future Contracts - Goldman Sachs	$306,560	$—	$306,560	$—	$—	$306,560
Call Options Purchased - Galaxy Plus	2,588,870	—	2,588,870	—	—	2,588,870
Total	$2,895,430	$—	$2,895,430	$—	$—	$2,895,430

ADTMF
Futures Contracts - Goldman Sachs	$3,949,020	$—	$3,949,020	$—	$—	$3,949,020
Total	$3,949,020	$—	$3,949,020	$—	$—	$3,949,020

AMFSF
Call Options Purchased - Galaxy Plus	$50,184,775	$—	$50,184,775	$—	$—	$50,184,775
Total	$50,184,775	$—	$50,184,775	$—	$—	$50,184,775

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), were as follows:

Fund	Purchases	Sales
ADBF	$12,707,477	$15,021,641
ADTMF	14,932,696	13,754,110
AMFSF	—	—

For the six months ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, were as follows:

Fund	Purchases	Sales
ADBF	$—	$—
ADTMF	—	—
AMFSF	—	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the six months ended January 31, 2026, ADTBF invested in Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Valtoro ETF (“ORO”), ADTMF invested in Arrow Dow Jones Global Yield ETF (“GYLD”) and ORO, and AMFSF invested in ARCM, which are other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM and ORO, waive 0.05% of its advisory fee on the portion of ADTMF’s assets that are invested in GYLD and ORO, and waive 0.05% of its advisory fee on the portion of AMFSF’s assets that are invested in ARCM. For the six months ended January 31, 2026, the Advisor waived $1,472, $1,305, and $12,048, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2026, the Distributor received $9,712, of which $1,361 was retained in commissions.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2026, ADTBF, ADTMF and AMFSF assessed $0, $922, and $1,176 respectively, in redemption fees as disclosed on the Consolidated Statements of Changes in Net Assets.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of January 31, 2026, Charles Schwab owned 58.1% of AMFSF.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2026, ADTBF and AMFSF owned 0.6% and 79.6% of ARCM, respectively. As of January 31, 2026, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 1.1% and 17.5%, respectively.

ADTBF and ADTMF invests a portion of its assets in Arrow Valtoro ETF (“ORO”) a series of the Trust that is advised by the Advisor. ORO seeks capital gains. ORO’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ORO at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of ORO. The financial statements of ORO, including their portfolios of

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with ORO’s financial statements. As of January 31, 2026, ADTBF and ADTMF owned 57.1% and 31.4%, of ORO, respectively. As of January 31, 2026, the percentage of ADTBF and ADTMF net assets invested in ORO was 6.7% and 2.1%, respectively.

AMFSF invests a portion of its assets in Galaxy Plus Fund LLC– Dunn Financials Feeder Fund (“Galaxy Plus”). AMFSF may redeem its investment in Galaxy Plus at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of Galaxy Plus. Upon request by an AMFSF shareholder, the Fund will seek to provide the financial statements of Galaxy Plus and these statements should be read in conjunction with AMFSF’s financial statements. As of January 31, 2026, the percentage of AMFSF’s net assets invested in Galaxy Plus was 41.6%.

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2026 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the six months ended January 31, 2026 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	of Period	(Depreciation)	Period
ARCM	Arrow Reserve Capital Management ETF	$312,944	$—	$—	$—	$5,960	$313,178	$234	3,126
ORO	Arrow Valtoro ETF	—	1,995,000	—	—	—	1,860,210	(134,790)	100,000
		$312,944	$1,995,000	$—	$—	$5,960	$2,173,388	$(134,556)	$103,126

ADTMF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	of Period	(Depreciation)	Period
GYLD	Arrow Dow Jones Global Yield ETF	$4,082,914	$—	$(4,009,397)	$57,050	$149,369	$—	$(130,567)	—
ORO	Arrow Valtoro ETF	—	1,039,754	—	—	—	1,023,116	(16,638)	55,000
		$4,082,914	$1,039,754	$(4,009,397)	$57,050	$149,369	$1,023,116	$(147,205)	$55,000

AMFSF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	End of
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	Income	of Period	(Depreciation)	Period
ARCM	Arrow Reserve Capital Management ETF	$40,632,347	$—	$—	$—	$773,845	$40,662,787	$30,440	405,877

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

10.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2025, and July 31, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2025	Income	Capital Gains	Capital	Total
ADBF	$45,450	$—	$—	$45,450
ADTMF	—	—	—	—
AMFSF	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2024	Income	Capital Gains	Capital	Total
ADBF	$1,439,073	$—	$—	$1,439,073
ADTMF	614,377	—	—	614,377
AMFSF	16,716,300	—	—	16,716,300

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$470,514	$1,847,751	$—	$—	$—	$379,044	$2,697,309
ADTMF	1,893,048	2,187,345	—	—	—	4,546,751	8,627,144
AMFSF	—	—	(787,359)	(912,596)	—	(29,371,240)	(31,071,195)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTMF	—
AMFSF	787,359

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

At July 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

				CLCF
	Short-Term	Long-Term	Total	UTIILIZED
ADBF	$—	$—	$—	768,660
ADTMF	—	—	—	2,173,369
AMFSF	712,094	200,502	912,596	—

During the fiscal year ended July 31, 2025, permanent book and tax differences are primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of net operating losses, the Funds’ wholly owned subsidiaries, and the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The resulting reclassifications for the Funds are as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
ADBF	$121,020	$(121,020)
ADTMF	82,058	(82,058)
AMFSF	(7,477,184)	7,477,184

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Tax Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
ADTBF	$23,862,265	$3,517,626	$(645,381)	$2,872,245
ADTMF	34,533,776	5,422,179	(16,638)	5,405,541
AMFSF	212,138,470	28,311,165	(7,109,334)	21,201,831

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds
Additional Information (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 26, 2025 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical: Macro Fund (the “Macro Fund”), and the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources. The Board reviewed the backgrounds of the personnel providing services to the Funds, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged the Adviser’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation.

Performance. The Board reviewed performance information that the Adviser provided for the Funds compared to each Fund’s respective Benchmark Index, other relevant indexes, and the Peer Group for the year to date, one-, three-, five-, ten-year and since inception periods ended August 30, 2025, as applicable. The Board also received information on the construction of each Fund’s Peer Group (which was comprised of the funds in a peer universe).

The Arrow Funds
Additional Information (Unaudited)(Continued)
January 31, 2026

Balanced Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Morningstar Global Flexible Allocation EW Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five -, ten-year and since inception periods. The Board noted that the Fund outperformed the Peer Group for the five-year period, but had underperformed the Peer Group for the one-, three-, ten-year and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

Macro Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Barclay Global Macro Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. The Board noted that the Fund had outperformed the Peer Group averages over all time periods reported. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Credit Suisse Managed Futures Liquid Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date, one-, three-, five-, ten-year and since inception periods. The Board noted that the Fund had underperformed the Peer Group averages for the year to date, one-, three-year and since inception periods. The Board noted that the Fund outperformed the Peer Group averages for the five- and ten-year. The Board also noted that the Fund outperformed it Benchmark for all periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the contractual advisory fee and expense ratio for the Funds taking into account each Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s respective Peer Group. The Board discussed the level of work involved in the Adviser’s management and oversight of the Funds and the other services that the Adviser provided to the Funds. The Board also considered that with respect to the more complex Funds, these services were expected to be more resource intensive for the Adviser.

Balanced Fund: The Board noted that the advisory fee of 0.90% was below the peer group average of 1.15% but higher than the Morningstar category average of 0.84%. They further noted that the Fund’s net expense ratio of 2.01% was above the peer group average of 1.90% and higher than the Morningstar category average of 1.69%. The Board concluded that the fees were not unreasonable.

Macro Fund: The Board noted that the advisory fee of 0.90% was below the peer group average of 1.08% and the Morningstar category average of 1.05%. They further noted that the Fund’s net expense ratio of 1.69% was in line with the peer group average of 1.65% and the Morningstar category average of 1.66%. The Board concluded that the fees were not unreasonable.

Managed Futures Fund: The Board noted that the advisory fee of 0.85% was below the peer group average of 1.25% and the Morningstar category average of 1.17%. They further noted that the

The Arrow Funds
Additional Information (Unaudited)(Continued)
January 31, 2026

Fund’s net expense ratio of 1.46% was below both the peer group average of 1.87% and the Morningstar category average of 1.79%. The Board concluded that the fees were not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the Funds on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that the Adviser earned a profit from Funds, in each case without considering marketing related costs. The Board concluded that the profitability of the Adviser in connection with the management of the Funds was not excessive given the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether the Adviser realized economies of scale with respect to its management of the Funds. The Board noted no Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as each Fund increased its assets. The Board agreed that in light of the Adviser’s willingness to consider breakpoints as each Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Funds, the Adviser and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement be approved.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933, by visiting www.arrowfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date	4/10/26